UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22458

Investment Company Act file number

Persimmon Growth Partners Investor Fund

(Exact name of registrant as specified in charter)

1777 Sentry Parkway West
Gwynedd Hall, Suite 102
Blue Bell, PA 19422

(Address of principal executive offices) (Zip code)

Gregory S. Horn
Persimmon Capital Management, LP
1777 Sentry Parkway West
Gwynedd Hall, Suite 102
Blue Bell, PA 19422

(Name and address of agent for Service)

Registrant's telephone number, including area code: (877) 502-6840

Date of fiscal year end: 3/31/2011

Date of reporting period: 3/31/2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

PERSIMMON GROWTH PARTNERS INVESTOR FUND

Financial Statements

With Report of Independent Registered Public Accounting Firm

Period from September 1, 2010 (Commencement of Operations) to March 31, 2011

Persimmon Growth Partners Investor Fund

Financial Statements

Period from September 1, 2010 (Commencement of Operations) to March 31, 2011

Contents

Report of Independent Registered Public Accounting Firm	1

Statement of Assets and Liabilities	2

Statement of Operations	3

Statement of Changes in Net Assets	4

Statement of Cash Flows	5

Financial Highlights	6

Notes to Financial Statements	7

Board of Trustees (Unaudited)	12

Fund Management (Unaudited)	13

Matters Submitted to a Vote of Investors (Unaudited)	14

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (484) 572-0500.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (484) 572-0500 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (484) 572-0500, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Adviser and Board of Trustees of the
Persimmon Growth Partners Investor Fund

We have audited the accompanying statement of assets and liabilities of the Persimmon Growth Partners Investor Fund (the Fund), as of March 31, 2011 and the related statements of operations, changes in net assets and cash flows, and financial highlights, for the period from September 1, 2010 (commencement of operations) to March 31, 2011.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of investments owned as of March 31, 2011, by correspondence with the underlying fund advisors.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Persimmon Growth Partners Fund, L.P. as of March 31, 2011 and the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the period from September 1, 2010 (commencement of operations) to March 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey & Pullen, LLP

Chicago, Illinois
May 31, 2011

Persimmon Growth Partners Investor Fund

Statement of Assets and Liabilities

March 31, 2011

ASSETS

Investment in Persimmon Growth Partners Fund, L.P. at fair value	$36,126,319
Investment in Persimmon Growth Partners Fund, L.P. made in advance	585,000
Due from Adviser	205,513
Redemptions receivable from investment in Persimmon Growth Partners Fund, L.P.	124,291
Cash	1,928

Total Assets	37,043,051

LIABILITIES

Partner contributions received in advance	585,000
Management fees payable	96,344
Partner withdrawals payable	124,291
Professional fees payable	10,000
Administration fees payable	1,554
Other	1,000

Total Liabilities	818,189

NET ASSETS

Net Assets*	$36,224,862

*Net assets includes net capital contributions, accumulated net investment income/(loss), accumulated realized gain/(loss), and accumulated net unrealized appreciation/(depreciation) from investments in Persimmon Growth Partners Fund, L.P.

The accompanying notes and attached audited financial statements of Persimmon Growth Partners Fund, L.P. are an integral part of these financial statements.

2

Persimmon Growth Partners Investor Fund

Statement of Operations

Period from September 1, 2010 (Commencement of Operations) to March 31, 2011

NET INVESTMENT LOSS ALLOCATED FROM PERSIMMON
GROWTH PARTNERS FUND, L.P.

Interest Income	$324
Expenses	(560,283)

Net Investment Loss Allocated from Persimmon Growth Partners Fund, L.P.	(559,959)

FUND EXPENSES

Management fee	96,344
Professional fees	10,000
Administration fees	9,643
Other	2,709

Fund Expenses before Expense Reimbursement	118,696

Expenses reimbursed by the Adviser	(205,513)

Net Investment Loss	(473,142)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
FROM PERSIMMON GROWTH PARTNERS FUND, L.P.

Net realized loss on investments in Investment Funds	(1,204,821)
Net change in unrealized appreciation on investments in Investment Funds	5,585,595

Net Gain on Investments Allocated from Persimmon Growth Partners Fund, L.P.	4,380,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,907,632

The accompanying notes and attached audited financial statements of Persimmon Growth Partners Fund, L.P. are an integral part of these financial statements.

3

Persimmon Growth Partners Investor Fund

Statement of Changes in Net Assets

Period from September 1, 2010 (Commencement of Operations) to March 31, 2011

OPERATIONS

Net investment loss	$(473,142)
Net realized loss on investments in Investment Funds	(1,204,821)
Net change in unrealized appreciation on investments in Investment Funds	5,585,595

Net Increase in Net Assets Resulting from Operations	3,907,632

CAPITAL TRANSACTIONS

Contributions	32,649,917
Withdrawals	(332,687)

Increase in Net Assets from Capital Transactions	32,317,230

Net Increase in Net Assets	36,224,862

NET ASSETS AT BEGINNING OF PERIOD	-

NET ASSETS AT END OF PERIOD	$36,224,862

The accompanying notes and attached audited financial statements of Persimmon Growth Partners Fund, L.P. are an integral part of these financial statements.

4

Persimmon Growth Partners Investor Fund

Statement of Cash Flows

Period from September 1, 2010 (Commencement of Operations) to March 31, 2011

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in net assts resulting from operations	$3,907,632
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net investment loss allocated from Persimmon Growth Partners Fund, L.P.	559,959
Net realized loss allocated on investments in investment funds in
Persimmon Growth Partners Fund, L.P.	1,204,821
Net change in unrealized appreciation on investments in investment funds
allocated from Persimmon Growth Partners Fund, L.P.	(5,585,595)
Purchases of investment in Persimmon Growth Partners Fund, L.P.	(6,300,000)
Proceeds from redemptions of investment in Persimmon Growth Partners
Fund, L.P.	220,122
Increase in due from Adviser	(205,513)
Increase in operating liabilities:
Management fees payable	96,344
Professional fees payable	10,000
Administration fees payable	1,554
Other	1,000

Net Cash Used in Operating Activities	(6,089,676)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions received	6,300,000
Withdrawals paid	(208,396)

Net Cash Provided by Financing Activities	6,091,604

Net increase in cash	1,928
Cash at beginning of period	-

Cash at End of Period	$1,928

Supplementary Disclosure of Non-Cash Flow Information
Non-cash exchange of ownership interests (Note 2)	$26,934,917
Partner withdrawals payable, March 31, 2011	$124,291

The accompanying notes and attached audited financial statements of Persimmon Growth Partners Fund, L.P. are an integral part of these financial statements.

5

Persimmon Growth Partners Investor Fund

Financial Highlights

The following represents certain ratios to average net assets, total return and other supplemental information:

Period from September 1, 2010 (Commencement of Operations) to March 31, 2011*

Net assets, end of period	$36,224,862

Ratio of net investment loss to
average net assets (a) (b)	(2.50)%

Ratio of total expenses to
average net assets (c) (d)	3.60%

Ratio of net expenses to
average net assets (b) (c)	2.50%

Total return (e)	13.53%

*	The ratios to average net assets are annualized for this period.
(a)	The ratio reflects the income and expenses including the Fund’s proportionate share of income and expenses of Persimmon Growth Partners Fund, L.P.
(b)	Average net assets is determined using net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	The ratio reflects the expenses including the Fund’s proportionate share of the expenses of Persimmon Growth Partners Fund, L.P.
(d)	The ratio is before any expense limitation or reimbursement per the Expense Limitation Agreement.
(e)
Total returns are calculated by geometrically linking returns based on the change in value during each accounting period.  An individual partner’s return may vary from these returns based on the timing of contributions and withdrawals.

The accompanying notes and attached audited financial statements of Persimmon Growth Partners Fund, L.P. are an integral part of these financial statements.

6

Persimmon Growth Partners Investor Fund

Notes to Financial Statements

1. Nature of Activities and Significant Accounting Policies

Persimmon Growth Partners Investor Fund (the “Fund”) commenced operations September 1, 2010.  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified investment company.  The principal investment objective of the Fund is to achieve long-term appreciation of investors’ capital.  The Fund pursues its investment objective by investing substantially all of its assets in Persimmon Growth Partners Fund, L.P. (the “LP Fund”), a non-diversified investment company that is registered under the 1940 Act.  The LP Fund pursues its investment objective by investing in various hedge fund limited partnerships and other pooled investment vehicles managed by experienced investment managers (the “Investment Funds”).

The financial statements of the LP Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.  The percentage of the LP Fund’s partners’ capital owned by the Fund at March 31, 2011 was 94.90%.

The Board of Trustees (the “Board”) of the Fund has overall responsibility for the management and supervision of the operations of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business.  The Board of Directors of the LP Fund (the “Directors”) has overall responsibility for the management and supervision of the LP Fund.  The members of the Board and the Directors are one and the same.  The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of an investment company registered under the 1940 Act organized as a corporation.  The Board has engaged Persimmon Capital Management, L.P. (the “Adviser”), an investment adviser registered under the 1940 Act, to manage the day-to-day operations of the Fund.  The Board is comprised of three trustees who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Fund (the “Independent Trustees”), and one trustee who is an “interested person.”

Amounts held in a bank checking account and a money market account are included in cash and cash equivalents.  The LP Fund is at risk to the extent it maintains balances in excess of federally insured limits.

Interest income and expense and other expenses are recorded on the accrual basis, as earned or incurred.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

The Adviser, the Fund and the LP Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”), under which the Adviser has agreed to waive its advisory fees and/or reimburse other expenses of the Funds so that the total annual expenses of the Fund, exclusive of underlying Investment Fund fees and expenses, will not exceed 2.50% of the average monthly net assets on an annualized basis (the “Expense Limitation”).  The Adviser will not waive management fees or reimburse expenses of the LP Fund until it has waived all advisory expenses and reimbursed all other expenses of the Fund.  The Expense Limitation Agreement will have an initial term ending August 23, 2011 and will automatically renew for one year except as terminated upon sixty days' written notice to the other party.

7

Persimmon Growth Partners Investor Fund

Notes to Financial Statements (continued)

For the period from September 1, 2010 (Commencement of Operations) through March 31, 2011, the Fund incurred a total of $678,979 of expenses that are subject to the terms of the Expense Limitation Agreement. The Fund is responsible for paying $473,466 of the total expenses subject to the Expense Limitation Agreement.  The remaining $205,513 in excess of the expense limitation has been recorded as a receivable from the Adviser.  The Funds agree to carry forward, for a period not to exceed three (3) years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts, provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation.

2. Partnership Agreement and Related Party Transactions

The Fund commenced operations upon the exchange of ownership interests totaling $26,934,917 from investors in the LP Fund.

Pursuant to the terms of the Fund's partnership agreement, the Adviser receives a quarterly management fee equal to 0.125 percent of the Fund’s net assets as of the last business day of the calendar quarter for its management services (0.50 percent per annum).

During the period from September 1, 2010 (Commencement of Operations) through March 31, 2011, the Adviser earned management fees of $96,344, all of which were payable as of March 31, 2011.

Changes in net assets resulting from operations are allocated to the investors in accordance with each partner’s ownership percentage.

Capital contributions to the LP Fund may be made at the beginning of any month.

The Board may, from time to time and in their sole discretion, cause the Fund to repurchase interests ("Interests") from investors pursuant to written tenders by investors at times and on terms and conditions as they establish.  In determining whether the Fund should offer to repurchase Interests, the Board will consider the recommendation of the Adviser.  The Adviser generally recommends to the Board that the Fund offer to repurchase Interests from investors four times each year.  The Board will recommend the repurchase of Interests from investors of the Fund only if the LP Fund makes an offer to repurchase.

Each investor's initial investment in the LP Fund is subject to a minimum of a one-year “lock up” period during which time the investor will not be able to participate in any repurchase of interests by the LP Fund or otherwise transfer his or her interests.

Each investor's initial investment in the Fund is subject to a redemption fee.  The amount of the redemption fee is calculated as a percentage of redemption proceeds as follows: 5%, if redeemed on or before the end of the 3rd calendar month after the issuance of such Interests; 4%, if redeemed after the end of the 3rd calendar month and on or before the end of the 6th calendar month after the issuance of such Interests; 3%, if redeemed after the end of the 6th calendar month and on or before the end of the 9th calendar month after the issuance of such Interests; and 2%, if redeemed after the end of the 9th calendar month and on or before the end of the 12th calendar month after the issuance of such Interests.

8

Persimmon Growth Partners Investor Fund

Notes to Financial Statements (continued)

The Fund is responsible for ongoing operating expenses, such as audit, accounting, legal and regulatory costs and, indirectly, a pro rata portion of the LP Fund’s expenses incurred in its business.

3. Fair Value Measurements

The Fund records its investment in the LP Fund at fair value.  The Fund’s investment in the LP Fund is represented by the Fund’s proportionate interest in the LP Fund’s net assets at March 31, 2011.  The valuation of the investments held by the LP Fund and its period-end investment valuations are discussed in the notes to the LP Fund’s financial statements, attached to this report.

4. Risks

Each Investment Fund in which the LP Fund has invested has the right to temporarily restrict withdrawals/redemptions for periods of time beyond those described in the LP Fund’s Schedule of Investments.  Any such restrictions may restrict the LP Fund’s ability to satisfy future withdrawal requests, and in turn, may restrict the Fund’s ability to satisfy future withdrawal requests.

As of March 31, 2011, the LP Fund had no unrecorded direct commitments to purchase or sell securities, financial instruments or commodities.  The LP Fund may have indirect commitments that arise through positions held by the Investment Funds in which the LP Fund invests directly and indirectly.  These Investment Funds utilize a variety of financial instruments in their trading strategies, including, but not limited to, equity and debt securities of U.S. and foreign issuers, options and futures, forwards and swap contracts.  These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk.  Market risk is the risk of potential adverse changes to the value of the financial instruments and their derivatives because of changes in market conditions such as, but not limited to, interest and currency rate movements and volatility in commodity or security prices.  Credit risk is the risk of the potential inability of counterparties to perform under the terms of the contracts, which may be in excess of the amounts recorded in the respective Investment Funds’ balance sheet.  In addition, the Investment Funds may sell securities not yet purchased, whereby a liability is created for the repurchase of the securities at prevailing prices.  The ultimate obligation to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective balance sheets.  However, as a limited partner/shareholder in these Investment Funds, the LP Fund’s financial risk is limited to the fair value of its investments, which is reflected on the statement of assets and liabilities of the LP Fund.  The LP Fund and the Fund are also exposed to potential credit risk through cash held at financial institutions.  The LP Fund and the Fund seek to mitigate their exposure to this credit risk by placing its cash with major institutions.

9

Persimmon Growth Partners Investor Fund

Notes to Financial Statements (continued)

5. Income Taxes and Distributions

Accounting for uncertainty in income taxes requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax expense and liability in the current period.

Management of the Fund is required to analyze tax positions expected to be taken in the Fund's 2010 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period ended March 31, 2011, the Fund did not have a liability for any federal income or excise taxes owed.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund will make distributions of net investment income and capital gains, if any, at least annually, on a calendar year basis.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations.  The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

At March 31, 2011, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of Investments	$31,735,049

Gross Unrealized Appreciation	$5,076,269
Gross Unrealized Depreciation	-

Net Unrealized Appreciation	$5,076,269

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.

As of March 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$255,272
Undistributed long-term capital gains	210,948

Tax accumulated earnings	466,220

Accumulated capital and other losses	-
Unrealized appreciation	5,076,269

Total accumulated earnings	$5,542,489

10

Persimmon Growth Partners Investor Fund

Notes to Financial Statements (continued)

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its investors.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.  There were no distributions paid to investors during the period ended March 31, 2011.

6. Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund and, therefore, cannot be established.  Based on experience, however, the risk of loss from such claims is considered remote.

7. Subsequent Events

The Fund has evaluated subsequent events for potential recognition through the date these financial statements were issued, and has determined that no additional disclosures are required.

11

Persimmon Growth Partners Investor Fund

Board of Trustees (Unaudited)

The identity of the Trustees and brief biological information regarding each Trustee is set forth below.  Unless otherwise noted, the business address of each Trustee is 1777 Sentry Parkway West, Gwynedd Hall, Suite 102, Blue Bell, PA 19422.

Independent Trustees
Name, (Age) and Address	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee or Nominee
Robert Fesnak (55)	Trustee	Term: Indefinite Length: Since inception	Principal, Fesnak & Associates	2	Olympus America, Inc., Eagle National Bank
Joseph Rindler, Jr. (67)	Trustee	Term: Indefinite Length: Since inception	Member of the Board, GAMCO Investors, Inc.	2	None

Michael J. Maher, Jr. (43)	Trustee	Term: Indefinite Length: Since inception	President, Valley Forge Financial Group	2	None

Interested Trustee

Name, (Age) and Address	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee or Nominee
Gregory S. Horn (51)	Trustee and President	Term: Indefinite Length: Since inception	President and Managing Director of Persimmon Capital Management, L.P.	2	Save More Supermarkets, Inc.

Mr. Horn is an Interested Trustee by virtue of his indirect interest in the Fund's Adviser, Persimmon Capital Management, L.P.

The Statement of Additional Information for the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling (877) 502-6840.

12

Persimmon Growth Partners Investor Fund

Fund Management (Unaudited)

Set forth below are the names, dates of birth, position with the Fund, length of term of office and principal occupations for the last five (5) years of each of the persons currently serving as Executive Officers of the Fund.  The business address of Mr. Horn is 1777 Sentry Parkway West, Gwynedd Hall, Suite 102, Blue Bell, PA 19422.  The business address of Mr. Cipperman is 500 East Swedesford Road, Suite 104, Wayne, PA 19087.

Fund Officers
Name, Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Officer
Gregory S. Horn, 6/13/59	President	Indefinite term; served since inception	President, Persimmon Capital Management, L.P.	Save More Supermarkets, Inc.

Todd Cipperman, 2/14/66	Secretary	Indefinite term; served since March 2011	Founder and Principal, Cipperman & Company/Cipperman Compliance Services	None

13

Persimmon Growth Partners Investor Fund

Matters Submitted to a Vote of Investors (Unaudited)

Persimmon Capital Management, LP, as the sole initial investor of Persimmon Growth Partners Investor Fund, approved the following matters by voting all of the Fund's initial shares in favor of: the Agreement and Declaration of Trust for the Fund; the fixing of the number of Trustees of the Fund at four (4) and appointing Gregory Horn, Robert Fesnak, Joseph Ridler, Jr. and Michael J. Maher, Jr. to serve as Trustees of the Fund; the Fund's investment policies, objective and limitations as reflected in the Fund's initial registration statement on Form N-2; the Fund's Investment Advisory Agreement with Persimmon Capital Management, LP; and the selection of McGladrey & Pullen, LLP as independent certified public accountants for the Fund.

14

PERSIMMON GROWTH PARTNERS FUND, L.P.

Financial Statements

With Report of Independent Registered Public Accounting Firm

Year Ended March 31, 2011

Persimmon Growth Partners Fund, L.P.

Financial Statements

Year Ended March 31, 2011

Contents

Report of Independent Registered Public Accounting Firm	1

Statement of Assets and Liabilities	2

Schedule of Investments	3

Statement of Operations	4

Statement of Changes in Net Assets	5

Statement of Cash Flows	6

Financial Highlights	7

Notes to Financial Statements	8

Board of Directors (Unaudited)	16

Partnership Management (Unaudited)	17

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (484) 572-0500.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (484) 572-0500 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (484) 572-0500, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the General Partner and Board of Directors of the
Persimmon Growth Partners Fund, L.P.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Persimmon Growth Partners Fund, L.P. (the Partnership) as of March 31, 2011 and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the year then ended, the three months ended March 31, 2010 and the year ended December 31, 2009, and the financial highlights for the year ended March 31, 2011, the three months ended March 31, 2010 and each of the four years ended December 31, 2009.  These financial statements and financial highlights are the responsibility of the Partnership's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Partnership is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of investments owned as of March 31, 2011, by correspondence with underlying fund advisers.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Persimmon Growth Partners Fund, L.P. as of March 31, 2011 and the results of its operations and its cash flows for the year then ended, the changes in its net assets for the year then ended, the three months ended March 31, 2010 and the year ended December 31, 2009, and the financial highlights for the year ended March 31, 2011, the three months ended March 31, 2010, and each of the four years ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey & Pullen, LLP

Chicago, Illinois
May 31, 2011

Persimmon Growth Partners Fund, L.P.

Statement of Assets and Liabilities

March 31, 2011

ASSETS

Investments in Investment Funds, including $35,138,055 pledged, at fair
value (cost $31,396,462)	$38,087,868
Cash and cash equivalents, pledged	890,026
Redemptions receivable from investments in Investment Funds	68,000
Other assets	25

Total Assets	39,045,919

LIABILITIES

Partner contributions received in advance	635,000
Management fees payable	168,006
Professional fees payable	39,000
Partner withdrawals payable	124,291
Administration fees payable	4,771
Board of Directors fees payable	3,000
Custody fees payable	3,000
Other payables	2,896

Total Liabilities	979,964

Net Assets	$38,065,955

COMPONENTS OF NET ASSETS

Net capital contributions	$27,224,380
Accumulated net investment loss	(6,073,959)
Accumulated net realized gain	10,224,128
Accumulated net unrealized appreciation on investments	6,691,406

Net Assets	$38,065,955

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.

Schedule of Investments

March 31, 2011

Investment Funds by strategy (all domiciled in the United States, except as noted)**	First Investment Date	Cost	Fair Value		% of Net Assets	First Available Redemption Date****	Redemption Provisions*****

Direct Lending
Plainfield Direct Holdings II LLC	7/1/2006	$858,467	$251,144	*	0.66%	N/A	Controlled liquidation

Event Driven
Pershing Square, L.P.	4/1/2005	706,678	2,170,672	*	5.70	N/A	One year rolling
Third Point Ultra, Ltd. (British Virgin Islands)***	5/1/2005	1,787,766	3,058,515	*	8.03	N/A	Quarterly
Total Event Driven		2,494,444	5,229,187		13.73

Long/Short Equity
Bluefin Investors L.P. (Cayman Islands)***	9/1/2009	1,500,000	1,874,550	*	4.92	N/A	Quarterly
Cadian Fund, L.P.	3/1/2010	1,500,000	1,837,375	*	4.83	N/A	Quarterly, 25%/quarter
CCM Special Holdings Fund	3/1/2008	553,722	269,691		0.71	N/A	Quarterly
CIM Discovery Fund, Ltd. (British Virgin Islands)	2/1/2007	750,000	604,550	*	1.59	N/A	Quarterly
Clough Investment Partners I, L.P.	1/1/2010	1,750,000	1,796,801	*	4.72	N/A	Quarterly
Fine Partners I, L.P.	12/1/2010	2,000,000	2,019,244	*	5.30	12/31/2011	Annually
Horseman European Select Fund L.P.	2/1/2008	1,770,673	2,096,328	*	5.51	N/A	Monthly
Ivory Enhanced Fund, L.P.	4/1/2010	1,800,000	1,903,070	*	5.00	N/A	Quarterly
JAT Capital Domestic Fund, L.P.	10/1/2010	2,000,000	2,292,603	*	6.02	N/A	Quarterly, soft lock-up until 9/30/2011
Libra Fund, L.P.	11/1/2005	892,551	2,680,122		7.04	N/A	Annually
MAK One Fund, L.P.***	4/1/2009	1,500,000	2,336,960	*	6.14	6/30/2011	Quarterly
North Run Qualified Partners, L.P.***	1/1/2010	1,750,000	1,888,065	*	4.96	N/A	Quarterly, 25%/quarter
Otter Creek Partners I, L.P.	1/1/2010	1,750,000	1,770,026	*	4.65	N/A	Monthly
Passport Global Strategies III, Ltd. (British Virgin Islands)***	4/1/2009	16,005	11,236	*	0.03	N/A	As liquidity permits
Passport II, L.P.	3/1/2006	1,007,995	1,965,862	*	5.16	N/A	Quarterly
Sonterra Capital Partners Fund, L.P.***	1/1/2011	2,100,000	2,117,046	*	5.56	N/A	Monthly
Southpoint Qualified Fund, L.P.***	11/1/2009	1,750,000	1,949,624	*	5.12	N/A	Quarterly, 25%/quarter
Visium Balanced Fund, L.P.	10/1/2009	2,000,000	2,523,639	*	6.63	N/A	Quarterly
Total Long/Short Equity		26,390,946	31,936,792		83.89

Special Situations
Harbinger Capital Partners Special Situations Fund, L.P.	6/1/2008	1,512,403	560,056	*	1.47	N/A	Controlled liquidation
Harbinger Capital Partners Special Situations Fund, L.P. - Designated Side Pocket	1/1/2009	140,202	110,689	*	0.29	N/A	As liquidity permits
Total Special Situations		1,652,605	670,745		1.76

Total Investments in Investment Funds		$31,396,462	$38,087,868		100.04%

*	Pledged (See Note 5)
**
Non-income producing investments.  The Partnership's investments in the Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early withdrawal fees.

***	The Partnership's investment is through a feeder fund and its pro rata interest in its master fund is greater than a one percent ownership.
****	From the original investment date. Not applicable for those investments in Investment Funds for which the first redemption date has passed as of March 31, 2011.
*****	Available frequency of redemptions after initial lock-up period.

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.

Statement of Operations

For the Year Ended March 31, 2011

INVESTMENT INCOME

Interest Income	$647

Total Investment Income	647

EXPENSES

Management fees	389,467
Organizational costs	180,637
Professional fees	63,334
Administration fees	59,426
Line of credit fees	30,000
Custody fees	18,754
Board of Directors fees	13,500
Other	7,395
Interest expense	2,288

Total Expenses	764,801

Net Investment Loss	(764,154)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss on investments in Investment Funds	(1,603,659)
Net change in unrealized appreciation on investments in Investment Funds	5,711,433

Net Gain on Investments	4,107,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,343,620

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.

Statement of Changes in Net Assets

	For the Year Ended March 31, 2011	For the Period from January 1, 2010 to March 31, 2010	For the Period from January 1, 2009 to Decenber 31, 2009
OPERATIONS

Net investment loss	$(764,154)	$(161,573)	$(613,982)
Net realized gain (loss) from investments in Investment Funds	(1,603,659)	2,313,039	3,813,461
Net change in unrealized appreciation on investments
in Investment Funds	5,711,433	(1,210,046)	1,260,935

Net Increase in Net Assets Resulting from Operations	3,343,620	941,420	4,460,414

CAPITAL TRANSACTIONS

Contributions	6,157,500	1,330,000	500,000
Withdrawals	(444,414)	-	(5,276,374)

Increase (Decrease) in Net Assets from Capital Transactions	5,713,086	1,330,000	(4,776,374)

Net Increase (Decrease) in Net Assets	9,056,706	2,271,420	(315,960)

NET ASSETS AT BEGINNING OF YEAR/PERIOD	29,009,249	26,737,829	27,053,789

NET ASSETS AT END OF YEAR/PERIOD	$38,065,955	$29,009,249	$26,737,829

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.

Statement of Cash Flows

For the Year Ended March 31, 2011

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in net assets resulting from operations	$3,343,620
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized loss on investments in Investment Funds	1,603,659
Net change in unrealized appreciation on investments
in Investment Funds	(5,711,433)
Purchases of Investment Funds	(8,653,722)
Proceeds from redemptions of Investment Funds	4,679,777
Decrease in other assets	3,970
Increase (decrease) in operating liabilities:
Management fees payable	52,801
Other payables	(32,152)
Professional fees payable	(31,427)
Board of Directors fees payable	3,000
Custody fees payable	(2,324)
Administration fees payable	(1,617)

Net Cash Used in Operating Activities	(4,745,848)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions received	6,792,500
Withdrawals paid	(588,529)
Repayments on borrowings on line of credit, net	(625,000)

Net Cash Provided by Financing Activities	5,578,971

Net increase in cash and cash equivalents	833,123
Cash and cash equivalents at beginning of year	56,903

Cash and Cash Equivalents at End of Year	$890,026

Supplementary Disclosure of Cash Flow Information
Cash paid during the year for interest	$2,288
Cash paid pursuant to partner withdrawals payable as of March 31, 2010	$268,406

Supplementary Disclosure of Non-Cash Flow Information
Partner withdrawals payable, March 31, 2011	$124,291

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.

Financial Highlights

The following represents certain ratios to average net assets, total return and other supplemental information for the periods indicated:

	For the year ended March 31, 2011	Period from January 1, 2010 to March 31, 2010*	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2006

Net assets, end of period	$38,065,955	$29,009,249	$26,737,829	$27,053,789	$43,686,034	$45,959,711

Ratio of net investment
loss to average
net assets (a) (b)	(2.39%)	(2.34%)	(2.48%)	(2.34%)	(2.73%)	(3.16%)

Ratio of expenses to
average net assets
(a) (b)	2.39%	2.34%	2.49%	2.37%	2.75%	3.11%

Portfolio turnover	14.76%	17.51%	40.70%	34.58%	4.94%	21.68%

Total return (c)	10.50%	3.37%	18.56%	(32.41%)	16.10%	10.73%

*	The portfolio turnover and total return ratios have not been annualized for the period.
(a)	The ratio does not reflect the Partnership’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.
(b)	Average net assets is determined using net assets at the end of each month during the period and net assets at the beginning of the period.
(c)
Total returns are calculated by geometrically linking returns based on the change in value during each accounting period.  An individual partner’s return may vary from these returns based on the timing of contributions and withdrawals.

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements

1. Nature of Activities and Significant Accounting Policies

Persimmon Growth Partners Fund, L.P. (the “Partnership”) commenced operations during January 2004.  Persimmon GP, L.L.C. (the “General Partner”) is responsible for the Partnership’s operations.  Persimmon Capital Management, L.P. (the “Adviser”), an investment adviser registered under the Investment Company Act of 1940, as amended (the "1940 Act"), manages and invests the assets of the Partnership.

The Partnership's Adviser and General Partner adopted a plan of reorganization (the "Plan"), registering the Persimmon Growth Partners Fund, L.P. under the 1940 Act as a non-diversified investment company effective September 1, 2010.  The Plan was approved by the underlying Partnership’s investors and an independent board of directors (the “Board”).  Under the Plan, the Partnership became a master fund, and a feeder fund, Persimmon Growth Partners Investor Fund (the “Fund”), was created to allow an unlimited number of accredited investors to invest at a reduced minimum investment of $50,000.  Certain other terms and conditions, such as management fee charges and investor liquidity provisions, were modified.  Both the Partnership and the Fund have a fiscal year-end date of March 31.  Prior to the approval of the Plan, the Partnership's fiscal year end was December 31.  In accordance with certain reporting requirements for financial statements filed under the 1940 Act, the Statement of Changes in Net Assets has been presented for the year ended March 31, 2011, the three months ended March 31, 2010 and the twelve months ended December 31, 2009.

The Fund, also registered under the 1940 Act as a non-diversified investment company, has the same investment objective and substantially the same investment policies as the Partnership (except that the Fund pursues its investment objective by investing substantially all of its assets in the Partnership).  As of March 31, 2011, the Fund’s ownership of the Partnership’s Net Assets was 94.90%.

The principal investment objective of the Partnership is to achieve long-term appreciation of partners’ capital by investing in various hedge fund limited partnerships and other pooled investment vehicles managed by experienced investment managers (the “Investment Funds”).  To achieve their investment objective, certain of the Investment Funds may invest in securities, including private company holdings that are not readily marketable or otherwise involve special consideration, including, but not limited to, regulatory or other legal restrictions.

Investments in Investment Funds are carried at fair value, as determined by the Adviser based on information provided by the underlying funds’ professional managers.  In determining fair value, the Adviser utilizes the valuation reflected on the financial statements and other financial reports of the underlying Investment Funds.  The Investment Funds value securities and other financial instruments at market prices, when possible, or at fair value determined by the respective fund’s general partner or manager when no market value is determinable.  The estimated fair values of certain of the investments of the Investment Funds, which may include derivatives and other securities for which prices are not readily available, may not reflect amounts that could be realized upon immediate sale, nor amounts that may be ultimately realized.  Accordingly, the estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and differences could be material.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Continued)

The Investment Funds generally charge the Partnership an asset-based fee and may charge the Partnership a performance-based fee.  Currently, the asset-based fees range from 0.0% to 3.5% of net assets annually, and the performance-based fees, where they are charged, range from 0% to 30% of any increase in net assets resulting from operations.  Performance-based fees are generally subject to a loss-carry forward or high water mark and may be subject to a hurdle or preferred rate of return.

Amounts held in a bank checking account and a money market account are included in cash and cash equivalents.  The Partnership is at risk to the extent it maintains balances in excess of federally insured limits.

Investment transactions are recorded on the trade date.  Interest income and expense and other expenses are recorded on the accrual basis, as earned or incurred.  Gains or losses from Investment Funds are reflected as net realized loss and net change in unrealized appreciation on investments in Investment Funds in the Statement of Operations.  Proceeds received from the Investment Funds are accounted for as a reduction in cost, and any proceeds received above or below the apportioned cost basis result in a realized gain or loss, respectively.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

2. Partnership Agreement and Related Party Transactions

The Fund commenced operations upon the exchange of ownership interests totaling $26,934,917 from investors in the Partnership.

The Partnership’s Board was organized during June 2010 and has overall responsibility for the management and supervision of the operations of the Partnership, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Partnership’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Partnership as are customarily exercised by directors of an investment company registered under the 1940 Act organized as a corporation.  The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and the General Partner to manage the day-to-day operations of the Partnership.

The Board is comprised of three directors who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Partnership (the “Independent Directors”) and one director who is an “interested person.” The Independent Directors each receive meeting fees of $1,000 per meeting attended in person or $500 in the case of meetings attended by telephone.  The Independent Directors do not receive fees for committee meetings.  Interested Directors receive no annual or other fees from the Partnership.  All Directors are reimbursed by the Partnership for their reasonable out-of-pocket expenses.  The Partnership incurred $13,500 of per meeting fees for the year ended March 31, 2011, $3,000 of which is payable as of March 31, 2011.

Prior to the Partnership reorganizing into a master fund/feeder fund structure, the Adviser received a quarterly management fee equal to 0.4375 percent of the Partnership’s net assets as of the last business day of the calendar quarter for its management services (1.75 percent per annum).  Pursuant to the terms of the partnership agreement effective August 24, 2010, the Adviser receives a quarterly management fee equal to 0.25 percent of the Partnership’s net assets as of the last business day of the calendar quarter for its management services (1.00 percent per annum).  The Adviser may waive, and has waived, the management fee with respect to certain affiliates.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Continued)

During the year ended March 31, 2011, the Adviser earned management fees of $389,467, of which $168,006 was payable as of March 31, 2011.

Changes in net assets resulting from operations are allocated to the limited partners in accordance with each partner’s ownership percentage.

Capital contributions to the Partnership may be made at the beginning of any month.

The Board may, from time to time and in their sole discretion, cause the Partnership to repurchase interests (“Interests”) from limited partners pursuant to written tenders by limited partners at times and on terms and conditions as the Board establishes.  In determining whether the Partnership should offer to repurchase Interests, the Board will consider the recommendation of the General Partner.  The General Partner generally recommends to the Board that the Partnership offer to repurchase Interests from limited partners four times each year.

Each limited partner’s initial investment in the Partnership is subject to a minimum of a one-year “lock up” period during which time the limited partner will not be able to participate in any repurchase of Interests by the Partnership or otherwise transfer his or her Interests.

The Partnership is responsible for ongoing operating expenses, such as audit, accounting, legal and regulatory costs and the General Partner’s due diligence expenses in selecting and monitoring professional managers.

3. Fair Value Measurements

GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of nonobservable inputs.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at measurement dates.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

•	Level 1–unadjusted quoted prices for identical assets or liabilities in active markets that the Partnership has the ability to access at the measurement date.
•	Level 2–inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly, and can be realized through redemption in the near term.
•
Level 3–inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.  The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The Partnership’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

Depending on the redemption options available, it may be possible that the reported net asset value (“NAV”) represents fair value of investments in Investment Funds based on observable data such as ongoing redemption and/or subscription activity.  Specifically, if the Partnership had the ability at the balance sheet date to redeem within 3 months with no redemption suspensions, lockups or other restrictions, the NAV is considered as a Level 2 input.  However, certain Investment Funds may provide the manager with the ability to suspend or postpone redemption (a “gate”), or a “lock-in period” upon initial subscription, within which the Partnership may not redeem without incurring a penalty.  In the case of the imposition of a gate, if a “lock-in period” of in excess of 3 months is remaining at the balance sheet date, or if the Partnership may not redeem its holding in the Investment Fund within 3 months or less, the General Partner’s ability to validate or verify the NAV through redemption is impaired, and the interest is generally classified as Level 3.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at March 31, 2011:

Strategy	Level 1	Level 2	Level 3	Total
Direct Lending	$-	$-	$251,144	$251,144
Event Driven	-	3,058,515	2,170,672	5,229,187
Long/Short Equity	-	21,551,126	10,385,666	31,936,792
Special Situations	-	-	670,745	670,745
Total	$-	$24,609,641	$13,478,227	$38,087,868

The level classifications in the table above are not indicative of the risk associated with the investment in each Investment Fund.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Continued)

The following table includes a roll-forward of the amounts for the year ended March 31, 2011, for the investments classified within Level 2.

	Investments in Investment Funds
	Event Driven	Global Macro	Long/Short Equity	Total

Balance as of April 1, 2010	$-	$814,777	$8,029,238	$8,844,015
Transfers into Level 2*	1,884,942	-	7,765,710	9,650,652
Net realized loss on investments in Investment Funds	-	(185,223)	(201,963)	(387,186)
Net change in unrealized appreciation on investments	673,573	185,223	2,152,456	3,011,252
Purchases	500,000	-	6,703,722	7,203,722
Sales	-	(814,777)	(2,898,037)	(3,712,814)
Balance as of March 31, 2011	$3,058,515	$-	$21,551,126	$24,609,641

*Transfers represent investments in Investment Funds that were previously categorized as Level 3 investments for the year ended March 31, 2010.

The following table includes a roll-forward of the amounts for the year ended March 31, 2011, for the investments classified within Level 3.  The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Investments in Investment Funds
	Direct Lending	Event Driven	Long/Short Equity	Special Situations	Total

Balance as of April 1, 2010	$523,588	$3,667,755	$14,831,866	$1,131,783	$20,154,992
Transfers out of Level 3*	-	(1,884,942)	(7,765,710)	-	(9,650,652)
Net realized loss on investments in Investment Funds	(206,785)	(15,949)	(480,994)	(512,744)	(1,216,472)
Net change in unrealized appreciation on investments	21,845	403,808	1,888,171	386,356	2,700,180
Purchases	-	-	2,450,000	-	2,450,000
Sales	(87,504)	-	(537,667)	(334,650)	(959,821)
Balance as of March 31, 2011	$251,144	$2,170,672	$10,385,666	$670,745	$13,478,227

*Transfers represent investments in Investment Funds that were previously categorized as Level 3 investments for the year ended March 31, 2010.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Continued)

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.  The net change in unrealized appreciation for the year ended March 31, 2011, for Level 3 investments held by the Partnership as of March 31, 2011, was an increase of $2,093,994 as shown in the table below:

Net Change in Unrealized Appreciation
Direct Lending	$21,845
Event Driven	404,109
Long/Short Equity	1,281,684
Special Situations	386,356
Total	$2,093,994

4. Risks

Each Investment Fund in which the Partnership has invested has the right to temporarily restrict withdrawals/redemptions for periods of time beyond those described in the Schedule of Investments.  Any such restrictions may restrict the Partnership’s ability to satisfy future withdrawal requests.

As of March 31, 2011, the Partnership had no unrecorded direct commitments to purchase or sell securities, financial instruments or commodities.  The Partnership may have indirect commitments that arise through positions held by the Investment Funds in which the Partnership invests directly and indirectly.  These Investment Funds utilize a variety of financial instruments in their trading strategies, including, but not limited to, equity and debt securities of U.S. and foreign issuers, options and futures, forwards and swap contracts.  These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk.  Market risk is the risk of potential adverse changes to the value of the financial instruments and their derivatives because of changes in market conditions such as, but not limited to, interest and currency rate movements and volatility in commodity or security prices.  Credit risk is the risk of the potential inability of counterparties to perform under the terms of the contracts, which may be in excess of the amounts recorded in the respective Investment Funds’ balance sheet.  In addition, the Investment Funds may sell securities not yet purchased, whereby a liability is created for the repurchase of the securities at prevailing prices.  The ultimate obligation to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective balance sheets.  However, as a limited partner/shareholder in these Investment Funds, the Partnership’s financial risk is limited to the fair value of its investments, which is reflected on the statement of assets and liabilities.  The Partnership is also exposed to potential credit risk through its cash held at financial institutions.  The Partnership seeks to mitigate its exposure to this credit risk by placing its cash with major institutions.

5. Line of Credit

The Partnership has a credit agreement with the Royal Bank of Canada providing the Partnership with $5,000,000 of available credit, secured by the majority of the Partnership’s investments.  The agreement terminates on February 14, 2012.  Interest on any outstanding balance is payable based on an interest rate spread of 1.60% over the 3-month LIBOR rate.  As of March 31, 2011, the 3-month LIBOR rate was 0.31% for a total interest rate of 1.91% and the Partnership had no outstanding balance owed to the Royal Bank of Canada under the credit agreement.  During the year ended March 31, 2011, the maximum outstanding loan balance was $1,060,000, the average daily loan balance was $117,918, and the weighted average rate of interest was 1.94%.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Continued)

6. Income Taxes

No provision has been made in the financial statements for federal or state income taxes because the Partnership is not subject to income taxes.  The Partnership’s income and losses are includable in the tax returns of its partners.  The Partnership may, however, be required to file returns and pay tax in various state and local jurisdictions as a result of its operations and the residency of its partners.  Tax reporting for the Fund is in the form of a 1099 rather than a Schedule K-1

The cost of the Investment Funds for federal tax purposes is based on amounts reported to the Partnership on Schedule K-1 of the Investment Funds.  As of March 31, 2011, the Partnership has not yet received information to determine the current tax cost of the Investment Funds.  Based on the amounts reported to the Partnership on Schedule K-1 as of December 31, 2010, and after adjustment for purchases and sales between December 31, 2010 and March 31, 2011, the estimated cost of the Investment Funds at March 31, 2011 for federal tax purposes is $34,093,194. The resulting estimated net unrealized appreciation for tax purposes on the Investment Funds at March 31, 2011 is $3,994,674.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Partnership is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The General Partner analyzed all open tax years (current and prior three tax years) for all major jurisdictions and has determined that the authoritative guidance did not have a material effect on the results of operations or financial position of the Partnership. The Partnership has determined that there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions taken on prior years' returns or expected to be taken on the tax return for the most recent year ended December 31, 2010.

7. Indemnifications

In the normal course of business, the Partnership enters into contracts that provide general indemnifications.  The Partnership’s maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established.  Based on experience, however, the risk of loss from such claims in considered remote.

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Continued)

8. Subsequent Events

The Partnership has evaluated subsequent events for potential recognition through the date these financial statements were issued, and has determined that no additional disclosures are required.

Persimmon Growth Partners Fund, L.P.

Board of Directors (Unaudited)

The identity of the Directors and brief biological information regarding each Director is set forth below.  Unless otherwise noted, the business address of each Director is 1777 Sentry Parkway West, Gwynedd Hall, Suite 102, Blue Bell, PA 19422.

Independent Directors
Name, (Age) and Address	Position(s) Held with Partnership	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director or Nominee
Robert Fesnak (55)	Director	Term: Indefinite Length: Since inception	Principal, Fesnak & Associates	2	Olympus America, Inc., Eagle National Bank
Joseph Rindler, Jr. (67)	Director	Term: Indefinite Length: Since inception	Member of the Board, GAMCO Investors, Inc.	2	None
Michael J. Maher, Jr. (43)	Director	Term: Indefinite Length: Since inception	President, Valley Forge Financial Group	2	None

Interested Director
Name, (Age) and Address	Position(s) Held with Partnership	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director or Nominee
Gregory S. Horn (51)	Managing Director and General Partner	Term: Indefinite Length: Since inception	President and Managing Director of Persimmon Capital Management, L.P.	2	Save More Supermarkets, Inc.

Mr. Horn is an Interested Director by virtue of his indirect interest in the Partnership's Adviser, Persimmon Capital Management, L.P.

The Statement of Additional Information for the Partnership includes additional information about the Directors and is available, without charge, upon request, by calling (877) 502-6840.

Persimmon Growth Partners Fund, L.P.

Partnership Management (Unaudited)

Set forth below are the names, dates of birth, position with the Partnership, length of term of office and principal occupations for the last five (5) years of each of the persons currently serving as Executive Officers of the Partnership.  The business address of Mr. Horn is 1777 Sentry Parkway West, Gwynedd Hall, Suite 102, Blue Bell, PA 19422.  The business address of Mr. Cipperman is 500 East Swedesford Road, Suite 104, Wayne, PA 19087.

Partnership Officers
Name, Date of Birth	Position(s) Held with Partnership	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Officer
Gregory S. Horn, 6/13/59	President	Indefinite term; served since inception	President, Persimmon Capital Management, L.P.	Save More Supermarkets, Inc.

Todd Cipperman, 2/14/66	Secretary	Indefinite term; served since March 2011	Founder and Principal, Cipperman & Company/Cipperman Compliance Services	None

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2011, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition enumerated in paragraph (b) of this Item, nor were there any waivers granted, including an implicit waiver, from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Fesnak possesses the technical attributes identified in Item 3(b) to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Fesnak as the Audit Committee's financial expert. Mr. Fesnak is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the period from September 1, 2010 (Commencement of Operations) to March 31, 2011 were $10,000.

(b) Audit-Related Fees

There were no assurance and related services provided by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under Item 4(a) for the period from September 1, 2010 (Commencement of Operations) to March 31, 2011.

(c) Tax Fees

There were no professional services provided by the principal accountant to the Registrant for tax compliance, tax advice, and tax planning for the period from September 1, 2010 (Commencement of Operations) to March 31, 2011.

(d) All Other Fees

The principal accountant billed no other fees for products and services provided to the Registrant, other than the services reported in Items 4(a)-(c), during the period from September 1, 2010 (Commencement of Operations) to March 31, 2011.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) The percentage of services described in each of the paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 0%.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant's full time, permanent employees was 0%.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for the period from September 1, 2010 (Commencement of Operations) to March 31, 2011, were $0 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

The Schedule of Investments is included as part of the report to investors filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Substantially all of the assets of the Registrant are invested in Persimmon Growth Partners Fund, L.P. (the "LP Fund").  The portfolio management team of the LP Fund is described below.  The portfolio managers of the LP Fund also have served as the Registrant's portfolio managers since the Registrant's commencement of operations on September 1, 2010.

(a) (1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members, as of June 10, 2011.

Mr. Gregory S. Horn, Mr. Todd E. Dawes and Mr. Kevin J. O'Shea are the portfolio managers (the "Portfolio Managers") primarily responsible for the day-to-day management of the LP Fund, subject to such policies as may be adopted by the Board of Directors. Mr. Horn has been a Portfolio Manager of the LP Fund since its inception in January 2004 and Messrs. Dawes and O'Shea have been the LP Fund's Portfolio Managers since 2006 and 2009, respectively.  From its inception to September 2010, the LP Fund operated as an unregistered hedge fund pursuant to Section 3(c)(1) under the Investment Company Act of 1940. The LP Fund commenced operations as a registered, closed-end management investment company on September 1, 2010.

Mr. Horn founded Persimmon Capital Management ("PCM") in December of 1998 and serves as the managing director and head of the Investment Committee. Prior to the formation of Persimmon Capital Management, Mr. Horn was the CEO and founder of Persimmon Research Partners, Inc., an investment research and operations platform firm doing business as ADVISORport, Inc. ADVISORport was formed to provide research on third-party money managers and mutual funds and deliver operational infrastructure to other registered investment advisory firms and large financial services organizations. The firm was sold to PFPC Worldwide, Inc., a division of PNC Financial in 2003. Mr. Horn continued to manage the business and remained on the board through 2005. Prior to ADVISORport, he was the President and co-founder of Ashbridge Investment Management, Inc., where he developed all facets of the investment consulting capacity for a family holding company, where assets under supervision in 1998 reached nearly $1 billion. Prior to Ashbridge, Mr. Horn was a Vice President of Mellon Bank, heading the Personal and Family division of Mellon Private Capital Management, the high net worth group within Mellon’s Trust Department. Prior to Mellon, Mr. Horn was employed at Mid-Atlantic Companies where he headed the asset management group. Previous to Mid-Atlantic Companies, Mr. Horn was a Vice President for the real estate investment banking arm of American Express.

Mr. Dawes is responsible for due diligence on hedge fund strategies for PCM.  Additionally, Mr. Dawes conducts manager due diligence on traditional long-only investment managers.  Mr. Dawes is a voting member of the investment committee and risk management committee.  Prior to joining Persimmon, Mr. Dawes was Head of Research at ADVISORport, Inc. (now know as PNC Managed Investments, Inc.) where he was head of the investment committee, directed the investment manager research and due diligence process and managed a team of five analysts.  Prior to ADVISORport, he worked at CMS Investment Resources in Philadelphia, providing manager due diligence and statistical research for the Alternative Investments Division.  Prior to CMS, Mr. Dawes was Vice President of Operations for a glazing and architectural metal contractor in Detroit, Michigan.  He holds a B.S. in Investment Finance from Wayne State University and an MBA from the University of Notre Dame Mendoza College of Business.  Mr. Dawes has successfully passed the Series 65, 66, and 7 exams.

Mr. O’Shea is responsible for due diligence on hedge fund strategies for PCM.  Mr. O’Shea is a voting member of the investment committee and risk management committee.  Prior to joining Persimmon, Mr. O'Shea was a Director, Senior Analyst, with Radcliffe Capital Management, a convertible bond arbitrage hedge fund that managed peak assets in excess of $700 million.  Prior to joining Radcliffe in 2001, Mr. O’Shea was a Vice President in the technology investment banking group at Deutsche Bank Securities. Mr. O’Shea also worked at SG Cowen Securities and Prudential Securities as an Associate in mergers & acquisitions. Mr. O'Shea holds an MBA in Finance from the University of Chicago Booth School of Business. Mr. O'Shea graduated magna cum laude from Binghamton University with a B.S. in Accounting.  He passed the CPA exam and worked as an auditor with Price Waterhouse.  He also earned a Juris Doctor degree from the University of Buffalo Law School and passed the New York Bar Examination.

(a) (2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member.  As of April 30, 2011 Messrs. Horn, Dawes and O'Shea managed the following accounts, other than the Fund:

Registered Investment Companies Managed		Other Pooled Vehicles Managed		Other Accounts Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
0	$0	3	$80,003,996	0	$0

Registered Investment Companies Managed		Other Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Advisory Fees	Total Assets with Performance- Based Advisory Fees	Number with Performance- Based Advisory Fees	Total Assets with Performance- Based Advisory Fees	Number with Performance- Based Advisory Fees	Total Assets with Performance- Based Advisory Fees
0	$0	0	$0	0	$0

Potential Material Conflicts of Interest

Messrs. Horn, Dawes and O’Shea are each responsible for managing other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. These other pooled investment vehicles may have materially higher, lower or different fee arrangements than the Fund. The side-by-side management of these pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. Messrs. Horn, Dawes and O’Shea have a fiduciary responsibility to manage all client accounts in a fair and equitable manner, and seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Fund’s adviser, PCM, has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a) (3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of June 10, 2011:

The Portfolio Managers of the Fund are compensated by PCM and not the Funds and are paid a fixed annual base salary, a discretionary bonus based on the financial performance of PCM, and share in the profits of PCM through their pro rata equity ownership in PCM.  No compensation is tied to the performance of the Funds.

(a) (4) Equity Securities Beneficially Owned by Portfolio Manager(s)

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of April 30, 2011:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Gregory S. Horn	$0
Todd E. Dawes	$0
Kevin O'Shea	$50,001-$100,000

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which investors may recommend nominees to the Registrant's board of directors that would require disclosure.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1)	Code of Ethics (See Exhibit 1)

(a) (2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2 (a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Persimmon Growth Partners Investor Fund

By (Signature and Title):  /s/ Gregory S. Horn
  Gregory S. Horn, President
  (principal executive officer)

Date:  June 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):  /s/ Gregory S. Horn
  Gregory S. Horn, President
  (principal executive officer)

Date:  June 10, 2011

By (Signature and Title):  /s/ Gregory S. Horn
  Gregory S. Horn, Principal Financial Officer

Date:  June 10, 2011